SSGA Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

December 22, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SSGA Funds (the “Trust”)
File Nos.:	33-19229
811-05430

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the SSGA Money Market Funds Combined Prospectus and the SSGA Money Market Fund Standalone Prospectus for the Trust, each dated December 18, 2014, do not differ from those contained in Post-Effective Amendment No. 146 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 18, 2014 (Accession # 0001193125-14-447105).

If you have any questions concerning this filing, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Secretary and Chief Legal Officer